Bank indebtedness	12 Months Ended
Mar. 25, 2017
Debt Disclosure [Abstract]
Bank indebtedness
7.	Bank indebtedness:

As of March 25, 2017 and March 26, 2016, bank indebtedness consisted solely of the Company’s senior secured revolving credit facility which had an outstanding balance of $70.4 million and $62.4 million, respectively. The senior secured revolving credit facility is collateralized by substantially all of the Company’s assets. Our excess borrowing capacity, which was above $6.0 million throughout fiscal 2017, was $14.6 million as of March 25, 2017 and $16.2 million as of March 26, 2016. The Company must maintain positive excess availability.

In December 2016, the Company executed an amendment to the terms of its $110.0 million senior secured revolving credit facility to extend the maturity, which was set to expire on August 22, 2017. The term of the senior secured revolving credit facility now expires on the earlier to occur of (a) December 21, 2021 or (b) the date that is 91 days prior to the maturity date then in effect with respect to the senior secured term loan debt. The Company also executed an amendment to the terms of its senior secured term loan to extend the maturity from August 22, 2018 to May 21, 2021 and to reduce the senior secured term loan amount from $33.0 million to $28.0 million, with the $5.0 million reduction in the senior secured term loan borrowed under the senior secured revolving credit facility. In addition, as part of the amendments to the senior secured revolving credit facility and the senior secured term loan, the minimum excess availability levels required to be maintained by the Company has been reduced from $8.0 million to $6.0 million. The amendments to the senior secured revolving credit facility and the senior secured term loan also include a reduction to the minimum adjusted EBITDA levels and reduce the seasonal availability blocks imposed from December 20th to January 20th of each year from $12.5 million to $11.5 million and from January 21st to February 10th from $5.0 million to $4.0 million. Failure to meet the minimum adjusted EBITDA covenant in the event that availability falls below $6.0 million for any five consecutive business days is considered an event of default under the amended agreements, that could result in the outstanding balances borrowed under the Company’s senior secured term loan and senior secured revolving credit facility becoming due immediately, which would result in cross defaults on the Company’s other borrowings.

The senior secured term loan is subordinated in lien priority to the senior secured revolving credit facility. These two credit facilities are used to finance working capital and capital expenditures, provide liquidity to fund the Company’s day-to-day operations and for other general corporate purposes.

The senior secured revolving credit facility also contains limitations on the Company’s ability to pay dividends, more specifically, among other limitations, the Company can pay dividends only at certain excess borrowing capacity thresholds and the aggregate dividend payment for the twelve-month period ended as of any fiscal quarter cannot exceed 33% of the consolidated net income for such twelve-month period. Additionally, the Company is required to maintain a fixed charge coverage ratio of at least 1.30 to 1.00 and a minimum excess availability of $30 million in order to qualify for payment of dividends. Besides these financial covenants related to paying dividends, the terms of this facility provide that no financial covenants are required to be met other than already described.

The information concerning the Company’s senior secured credit facility is as follows:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016
	(In thousands)

Maximum borrowing outstanding during the year	$83,615	$78,137
Average outstanding balance during the year	$71,750	$68,205
Weighted average interest rate for the year	3.2%	3.2%
Effective interest rate at year-end	3.0%	3.3%

As security for the bank indebtedness, the Company has provided some of its lenders the following: (i) general assignment of all accounts receivable, other receivables and trademarks; (ii) general security agreements on all of the Company’s assets; (iii) insurance on physical assets in a minimum amount equivalent to the indebtedness, assigned to the lenders; (iv) a mortgage on moveable property (general) under the Civil Code (Québec) of $188,395,000 (CAD$250,000,000); (v) lien on machinery, equipment and molds and dies; and (vi) a pledge of trademarks and stock of the Company’s subsidiaries.